NON-CONTROLLING INTERESTS - Rollforward of Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of subsidiaries [line items]
Beginning balance			$ 10,558
Other	$ (23)	$ (10)	(14)	$ (15)
Ending balance	10,016		10,016
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning balance			10,297
Net income (loss)	90	46	180	(10)
Other comprehensive income (loss)			(103)
Capital contributions			196
Dividends declared			(798)
Other	(17)	$ 3	(17)	$ 12
Ending balance	9,755		9,755
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning balance			686
Net income (loss)			0
Other comprehensive income (loss)			(7)
Capital contributions			0
Dividends declared			(21)
Other			0
Ending balance	658		$ 658
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Minimum
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund | Maximum
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,251
Net income (loss)			(36)
Other comprehensive income (loss)			5
Capital contributions			4
Dividends declared			(39)
Other			2
Ending balance	2,187		$ 2,187
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Minimum
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Maximum
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning balance			$ 3,186
Net income (loss)			67
Other comprehensive income (loss)			(15)
Capital contributions			0
Dividends declared			(251)
Other			2
Ending balance	2,989		$ 2,989
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Minimum
Disclosure of subsidiaries [line items]
Interests held by third parties			23.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Maximum
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Beginning balance			$ 261
Net income (loss)			(1)
Other comprehensive income (loss)			10
Capital contributions			186
Dividends declared			0
Other			(1)
Ending balance	455		$ 455
Interests held by third parties			75.00%
Participating non-controlling interests – in operating subsidiaries | Isagen institutional investors
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,442
Net income (loss)			106
Other comprehensive income (loss)			(66)
Capital contributions			0
Dividends declared			(424)
Other			(4)
Ending balance	2,054		$ 2,054
Interests held by third parties			53.00%
Participating non-controlling interests – in operating subsidiaries | Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Beginning balance			$ 13
Net income (loss)			1
Other comprehensive income (loss)			0
Capital contributions			0
Dividends declared			(1)
Other			(1)
Ending balance	12		$ 12
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning balance			$ 132
Net income (loss)			12
Other comprehensive income (loss)			0
Capital contributions			0
Dividends declared			(5)
Other			(1)
Ending balance	138		$ 138
Interests held by third parties			25.00%
Participating non-controlling interests – in operating subsidiaries | TerraForm Power
Disclosure of subsidiaries [line items]
Beginning balance			$ 853
Net income (loss)			22
Other comprehensive income (loss)			18
Capital contributions			0
Dividends declared			(46)
Other			3
Ending balance	850		$ 850
Interests held by third parties			33.00%
Participating non-controlling interests – in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning balance			$ 473
Net income (loss)			9
Other comprehensive income (loss)			(48)
Capital contributions			6
Dividends declared			(11)
Other			(17)
Ending balance	$ 412		$ 412
Participating non-controlling interests – in operating subsidiaries | Other | Minimum
Disclosure of subsidiaries [line items]
Interests held by third parties			0.30%
Participating non-controlling interests – in operating subsidiaries | Other | Maximum
Disclosure of subsidiaries [line items]
Interests held by third parties			30.00%